Shareholder Fees {- Fidelity Enduring Opportunities Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Enduring Opportunities Fund Pro-03 | Fidelity Enduring Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none